Share Capital and Reserves - Summary of Company's Options and Weighted Average Exercise Price (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance | shares	11,239,342	9,127,103
Number of options, granted | shares	6,249,148	2,968,000
Number of options, exercised | shares	(1,130,218)	(855,761)
Number of options, expired | shares	(2,250)
Number of options, ending balance | shares	16,356,022	11,239,342
Weighted average exercise price, beginning balance | $ / shares	$ 7.47	$ 7.33
Weighted average exercise price, granted | $ / shares	7.19	7.18
Weighted average exercise price, exercised | $ / shares	(5.39)	(4.96)
Weighted average exercise price, expired | $ / shares	(15)
Weighted average exercise price, ending balance | $ / shares	$ 7.5	$ 7.47